SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Compensation expense	¥ 336,616	¥ 290,815	¥ 391,275
Costs of revenue
SHARE-BASED COMPENSATION
Compensation expense	116,467	97,055	110,291
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	43,765	41,685	53,560
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	166,838	146,781	219,328
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 9,546	¥ 5,294	¥ 8,096